Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
Segment Information
Note 14 - Segment Information

In the consolidated financial statements as of December 31, 2016, the Company presented two operating segments. Due to the sale of the PCB business as described in Note 1, the Company has one operating segment.

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Asia Pacific	79,105	66,275	55,990
United States	9,484	8,151	8,016
Europe	4,896	4,802	5,381

	93,485	79,228	69,387